Leases - Summary of Carrying Amounts of Short-Term and Long-Term Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Short-term portion of lease liabilities	$ 28,944	$ 24,670
Long-term portion of lease liabilities	207,594	227,956
Total	$ 236,538	$ 252,626	$ 262,410